Deferred leasing and financing costs (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred leasing and financing costs
Deferred leasing costs	$ 229,196	$ 171,715
Accumulated amortization	(124,662)	(98,385)
Deferred leasing costs, net	104,534	73,330
Deferred financing costs	82,097	60,078
Accumulated amortization	(51,081)	(44,362)
Deferred financing costs, net	$ 31,016	$ 15,716